Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Six Months Ended June 30, 2016 and 2017 (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Research and development expense, Patent cost	$ 42,259